Recognized and Other Non-Recurring items, Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,525	$ 4,525	$ 5,002	$ 9,817
Other non-recurring items	1,111	1,111
Total	$ 5,636	$ 5,636	$ 5,002